ASSETS HELD FOR SALE	12 Months Ended
Jun. 30, 2013
Property, Plant and Equipment Assets Held-For-Sale Disclosure [Abstract]
Long Lived Assets Held For Sale Disclosure [Text Block]
NOTE 9 -                ASSETS HELD FOR SALE

As at June 30, 2013, assets held for sale of $2,876,054, represented residential apartments located in Malaysia acquired through the acquisition of Bond. The Company plans to dispose these residential apartments after the acquisition.